Income Taxes - Additional Information (Detail) - PHP (₱)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Other Income Expense [Line Items]
Excess MCIT deducted against RCIT	₱ 103,000,000	₱ 5,000,000	₱ 2,000,000
Unrecognized deferred income tax assets	817,000,000	748,000,000
Total excess MCIT	2,000,000
Expired portion of excess MCIT	14,000,000	3,000,000	0
Total NOLCO claimed as deduction against future taxable income	2,338,000,000
Deduction against taxable income	129,000,000	42,000,000	556,000,000
Expired portion of excess NOLCO	47,000,000	225,000	990,000,000
Expiration amount of NOLCO incurred after five years			₱ 76,000,000
Deferred tax asset on lease liability	11,909,000,000	11,294,000,000
Deferred tax liability on right of use asset	8,461,000,000	7,561,000,000
December Thirty One Two Thousand And Twenty Two Net [Member]
Disclosure Of Other Income Expense [Line Items]
Total excess MCIT	2,000,000
Total NOLCO claimed as deduction against future taxable income	2,338,000,000
DMPI and ePLDT [Member]
Disclosure Of Other Income Expense [Line Items]
Unrecognized deferred income tax assets	₱ 208,000,000	₱ 135,000,000
Clark Tel [Member]
Disclosure Of Other Income Expense [Line Items]
Special income tax rate as percentage of gross sales	5.00%